First Allmerica Financial Life Insurance Company 440 Lincoln Street Worcester, MA 01653 508-855-1000 – phone	allmericafinancial.com * 800.366.1492

ANNUAL REPORT - 12/31/2006

FOR CONTRACT HOLDERS OF:	ALLMERICA SELECT RESOURCE I/II, ALLMERICA SELECT CHARTER, ALLMERICA SELECT REWARD, ALLMERICA SELECT ACCLAIM, ALLMERICA OPTIM-L AND ALLMERICA SELECT ADVOCATE

March 16, 2007

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:

Allmerica Select Separate Account

1940 Act Registration Number: 811-08116
1933 Act Registration Numbers: 333-71058, 333-63087, 333-54070, 333-76124, 333-86272, 333-90533

CIK: 0000914285

Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Allmerica Select Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	1046292	March 2, 2007
AIM Variable Insurance Funds	896435	February 23, 2007
AllianceBernstein Variable Products Series Fund, Inc.	825316	March 5, 2007
DWS Investments VIT Funds	1006373	February 26,2007 February 26, 2007
DWS Variable Series II	810573	March 1, 2007
Eaton Vance Variable Trust	1121746	March 9, 2007 March 12, 2007
Fidelity Variable Insurance Products Fund	356494	February 26, 2007 March 1, 2007
Fidelity Variable Insurance Products Fund II	831016	February 26, 2007 March 1, 2007 March 5, 2007
Fidelity Variable Insurance Products Fund III	927384	March 1, 2007
Franklin Templeton Variable Insurance Products Trust	837274	March 1, 2007 March 1, 2007 March 1, 2007
Janus Aspen Series	906185	February 23, 2007

MFS Variable Insurance Trust	918571	February 28, 2007
Oppenheimer Variable Account Funds	752737	March 1, 2007
Pioneer Variable Contracts Trust	930709	February 26, 2007
T. Rowe Price International Series, Inc.	918292	February 26, 2007

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ Marilyn Smith

Marilyn Smith
Vice President

First Allmerica Financial Life Insurance Company

440 Lincoln Street * Worcester, MA 01653